Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitment Type [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 47
Operating Leases, Future Minimum Payments, Due in Two Years	43
Operating Leases, Future Minimum Payments, Due in Three Years	38
Operating Leases, Future Minimum Payments, Due in Four Years	31
Operating Leases, Future Minimum Payments, Due in Five Years	28
Operating Leases, Future Minimum Payments, Due Thereafter	38
Operating Leases, Future Minimum Payments Due, Total	225
Total Commitment, Due in Next Twelve Months	1,306
Total Commitment, Due in Second Year	1,134
Total Commitment, Due in Third Year	1,005
Total Commitment, Due in Fourth Year	968
Total Commitment, Due in Fifth Year	914
Total Commitment, Due Thereafter	4,452
Total Commitment	9,779
Transportation And Processing Commitments [Member]
Commitment Type [Line Items]
Less Than 1 Year	967
Other Commitment, Due in Second Year	985
Other Commitment, Due in Third Year	896
Other Commitment, Due in Fourth Year	896
Other Commitment, Due in Fifth Year	848
Other Commitment, Due after Fifth Year	4,379
Other Commitment, Total	8,971
Drilling And Field Services Commitments [Member]
Commitment Type [Line Items]
Less Than 1 Year	292
Other Commitment, Due in Second Year	106
Other Commitment, Due in Third Year	71
Other Commitment, Due in Fourth Year	41
Other Commitment, Due in Fifth Year	38
Other Commitment, Due after Fifth Year	35
Other Commitment, Total	$ 583